UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22137

Oppenheimer Master Loan Fund, LLC

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 3/31/2018

Item 1. Reports to Stockholders.

Semiannual Report 3/31/2018

OppenheimerFunds®

The Right Way
to Invest

Oppenheimer Master Loan Fund, LLC

Table of Contents

Top Holdings and Allocations	4
Fund Expenses	5
Statement of Investments	7
Statement of Assets and Liabilities	27
Statement of Operations	28
Statements of Changes in Net Assets	29
Financial Highlights	30
Notes to Financial Statements	31
Portfolio Proxy Voting Policies and Guidelines; Updates to Statement of Investments	43
Directors and Officers	44

PORTFOLIO MANAGERS: David Lukkes, CFA and Joseph Welsh, CFA

AVERAGE ANNUAL TOTAL RETURNS AT 3/31/18

	Oppenheimer Master Loan Fund, LLC	J.P. Morgan Leveraged Loan Index	Credit Suisse Leveraged Loan Index
6-Month	3.14%	2.83%	2.77%
1-Year	4.59	4.78	4.64
5-Year	4.89	4.26	4.17
10-Year	6.12	5.83	5.36

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. Fund returns include changes in share price and reinvested distributions. See Fund prospectuses and summary prospectuses for more information on share classes and sales charges.

The Fund’s performance is compared to the performance of the J.P. Morgan Leveraged Loan Index and the Credit Suisse Leveraged Loan Index. The J.P. Morgan Leveraged Loan Index tracks the performance of U.S. dollar denominated senior floating rate bank loans. The Credit Suisse Leveraged Loan Index tracks the performance of U.S. dollar denominated senior floating

2      OPPENHEIMER MASTER LOAN FUND, LLC

rate loans. The indices are unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the indices. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

Shares of Oppenheimer Master Loan Fund, LLC are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933 (the “Securities Act”), as amended. Investments in the Fund may only be made by certain “accredited investors” within the meaning of Regulation D under the Securities Act, including other investment companies. This report does not constitute an offer to sell, or the solicitation of an offer to buy, any “security” within the meaning of the Securities Act.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

3        OPPENHEIMER MASTER LOAN FUND, LLC

Top Holdings and Allocations

TOP TEN CORPORATE LOAN INDUSTRIES

Media	18.1%
Internet Software & Services	9.8
Health Care Equipment & Supplies	8.0
Commercial Services & Supplies	7.4
Hotels, Restaurants & Leisure	7.3
Diversified Telecommunication Services	5.0
Energy Equipment & Services	3.9
Electric Utilities	3.2
Beverages	3.0
Commercial Banks	2.9

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2018, and are based on net assets.

4        OPPENHEIMER MASTER LOAN FUND, LLC

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2018.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended March 31, 2018” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5        OPPENHEIMER MASTER LOAN FUND, LLC

Actual	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses Paid During 6 Months Ended March 31, 2018
	$1,000.00	$1,031.40	$1.82

Hypothetical (5% return before expenses)
	1,000.00	1,023.14	1.82

Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio, excluding indirect expenses from affiliated funds, based on the 6-month period ended March 31, 2018 is as follows:

Expense Ratio
0.36%

The expense ratio reflects voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” table in the Fund’s financial statements, included in this report, also shows the gross expense ratio, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

6        OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS March 31, 2018 Unaudited

	Principal Amount	Value
Corporate Loans—92.0%
Consumer Discretionary—31.5%
Auto Components—0.4%
FPC Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.302%,[LIBOR4+400], 11/19/19[1]	$1,065,999	$1,063,334
Tower Automotive Holdings USA LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%,[LIBOR12+275], 3/7/24[1]	3,893,279	3,900,598

		4,963,932

Automobiles—0.7%
Federal-Mogul Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 5.40%-5.53%,[LIBOR12+375], 4/15/21[1]	10,014,807	10,091,820

Distributors—2.3%
Albertson’s LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B4, 4.627%,[LIBOR12+275], 8/25/21[1]	3,136,544	3,102,512
Tranche B6, 4.956%,[LIBOR4+300], 6/22/23[1]	1,983,047	1,960,053
Alphabet Holdings Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.377%,[LIBOR4+350], 9/26/24[1]	3,069,575	2,868,518
Ascena Retail Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.438%,[LIBOR12+450], 8/21/22[1]	2,588,248	2,288,749
Bass Pro Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.877%,[LIBOR12+500], 9/25/24[1]	4,801,311	4,762,301
Harbor Freight Tools USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.148%,[LIBOR12+250], 8/18/23[1]	1,055,164	1,058,103
JC Penney Corp., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.234%,[LIBOR4+425], 6/23/23[1]	1,446,870	1,420,197
Michaels Stores, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.49%-4.627%,[LIBOR12+275], 1/30/23[1]	2,470,627	2,485,154
Party City Holding, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.33%-4.75%,[LIBOR4+275], 8/19/22[1]	1,911,861	1,921,277
Petco Animal Supplies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.772%,[LIBOR4+300], 1/26/23[1]	3,328,264	2,452,748
PetSmart, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.68%,[LIBOR12+300], 3/11/22[1]	6,823,459	5,493,669
SUPERVALU, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.377%,[LIBOR12+350], 6/8/24[1]	2,757,150	2,739,683

		32,552,964

Diversified Consumer Services—0.6%
4L Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.148%,[LIBOR4+450], 5/8/20[1]	4,134,251	3,229,884
IQOR US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.695%,[LIBOR4+500], 4/1/21[1]	3,809,036	3,826,177
IQOR US, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.445%,[LIBOR4+875], 4/1/22[1]	760,036	734,575

		7,790,636

7        OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Hotels, Restaurants & Leisure—7.3%
Amaya Holdings BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.802%,[LIBOR4+350], 8/1/21[1]	$3,669,036	$3,690,133
Boyd Gaming Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.177%,[LIBOR52+250], 9/15/23[1]	2,522,845	2,538,764
Caesars Entertainment Operating Co., Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 4.148%,[LIBOR4+250], 10/7/24[1]	6,558,563	6,605,686
Caesars Growth Properties Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.398%,[LIBOR4+275], 12/23/24[1]	23,825,288	24,010,648
CEC Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.898%,[LIBOR12+300], 2/12/21[1]	1,879,955	1,783,607
Churchill Downs, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.65%,[LIBOR12+200], 12/27/24[1]	1,361,588	1,368,395
CityCenter Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.148%,[LIBOR12+250], 4/18/24[1]	2,709,525	2,724,441
Delta 2 Lux Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.377%,[LIBOR12+250], 2/1/24[1]	6,123,031	6,119,204
Eldorado Resorts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.063%-4.188%,[LIBOR4+225], 4/17/24[1]	2,995,617	3,008,723
ESH Hospitality, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.127%,[LIBOR12+250], 8/30/23[1]	1,054,357	1,062,027
Everi Payments, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.494%,[LIBOR4+350], 5/9/24[1]	3,493,600	3,525,270
Four Seasons Hotels Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.148%,[LIBOR12+250], 11/30/23[1]	1,194,875	1,203,651
Gateway Casinos & Entertainment Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.006%,[LIBOR4+300], 3/13/25[1]	845,000	852,525
GVC Holdings PLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.857%,[LIBOR4+275], 3/15/24[1]	1,130,000	1,134,119
Intrawest Resorts Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.127%,[LIBOR4+325], 7/31/24[1]	334,163	336,460
La Quinta Intermediate Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.47%,[LIBOR4+275], 4/14/21[1]	3,434,692	3,445,975
Penn National Gaming, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.377%,[LIBOR12+250], 1/19/24[1]	662,200	666,988
RHP Hotel Properties LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.07%,[LIBOR4+225], 5/11/24[1]	927,988	935,295
Scientific Games International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B5, 4.744%,[LIBOR6+275], 8/14/24[1]	9,037,350	9,080,458
Station Casinos LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.38%,[LIBOR12+250], 6/8/23[1]	7,739,449	7,771,684
Town Sports International LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.377%,[LIBOR12+350], 11/15/20[1]	2,160,963	2,143,945
VICI Properties 1 LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.854%,[LIBOR12+350], 12/20/24[1]	1,298,182	1,303,797

8        OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Hotels, Restaurants & Leisure (Continued)
Weight Watchers International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.43%-6.45%,[LIBOR12+475], 11/29/24[1]	$13,188,063	$13,375,597
Wyndham Hotels & Resorts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.222%,[LIBOR4+200], 3/28/25[1]	2,135,000	2,143,006

		100,830,398

Household Durables—1.7%
BRP US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.38%,[LIBOR4+225], 6/30/23[1]	1,328,266	1,342,379
Coty, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B, 4.186%,[LIBOR12+250], 10/27/22[1]	1,058,875	1,062,316
Tranche B, 4.472%,[LIBOR4+225], 3/29/25[1]	1,705,000	1,705,000
HLF Financing Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.148%,[LIBOR12+550], 2/15/23[1]	2,983,125	3,017,162
Lifetime Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.686%,[LIBOR12+350], 3/13/25[1]	820,000	826,150
Prestige Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 3.648%,[LIBOR12+275], 1/26/24[1]	1,666,353	1,672,311
Revlon Consumer Products Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.377%,[LIBOR12+350], 9/7/23[1]	8,295,318	6,560,228
Serta Simmons Bedding LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.195%-5.291%,[LIBOR4+350], 11/8/23[1]	7,707,150	6,996,165
Tumi Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.127%,[LIBOR12+225], 8/1/23[1]	936,163	941,574

		24,123,285

Media—18.1%
Acosta, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.127%,[LIBOR4+325], 9/26/21[1]	3,688,926	3,103,659
Advantage Sales & Marketing, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.017%,[LIBOR4+325], 7/23/21[1]	887,700	871,531
Altice Financing SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.47%,[LIBOR4+275], 7/15/25[1]	3,786,388	3,719,652
Altice US Finance I Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.127%,[LIBOR12+225], 7/28/25[1]	3,909,959	3,909,470
Camelot Finance LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.898%,[LIBOR12+325], 10/3/23[1]	1,859,732	1,873,513
Checkout Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.148%,[LIBOR12+350], 4/9/21[1]	7,854,713	4,958,287
Clear Channel Communications, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 8.443%,[LIBOR4+675], 1/30/19[1,2]	40,961,428	32,480,569
Clear Channel Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 9.193%,[LIBOR4+750], 7/30/19[1,2]	4,206,170	3,326,218
CSC Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.036%,[LIBOR12+225], 7/17/25[1]	3,320,333	3,315,502
Tranche B, 4.205%,[LIBOR4+250], 1/25/26[1]	1,140,000	1,141,607

9        OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Media (Continued)
Deluxe Entertainment Services Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.272%,[LIBOR4+550], 2/28/20[1]	$3,990,160	$3,953,391
Getty Images, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.193%,[LIBOR4+350], 10/18/19[1]	1,866,830	1,792,876
Gray Television, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.92%,[LIBOR12+250], 2/7/24[1]	1,700,499	1,710,064
Harland Clarke Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.052%,[LIBOR4+475], 11/3/23[1]	4,711,213	4,760,940
Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B3, 5.706%,[LIBOR4+375], 11/27/23[1]	3,545,000	3,552,639
Tranche B4, 6.456%,[LIBOR4+450], 1/2/24[1]	905,000	932,793
ION Media Networks, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.54%,[LIBOR6+275], 12/18/20[1]	7,510,654	7,536,491
Legendary Pictures, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.302%,[LIBOR4+600], 4/22/20[1,3]	7,210,000	7,146,913
Liberty Cablevision of Puerto Rico LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.22%,[LIBOR4+350], 1/7/22[1]	6,779,094	6,596,906
Lions Gate Capital Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.275%,[LIBOR4+225], 3/19/25[1]	3,810,000	3,826,669
MacDonald Dettwiler & Associates Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.436%,[LIBOR4+250], 10/4/24[1]	2,468,813	2,476,219
MediArena Acquisition BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.444%,[LIBOR4+575], 8/13/21[1]	4,986,730	5,003,635
Meredith Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.877%,[LIBOR6+300], 1/31/25[1]	2,665,000	2,684,321
Mission Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.164%,[LIBOR12+250], 1/17/24[1]	1,621,714	1,628,639
Monarchy Enterprises Holdings BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.377%,[LIBOR4+650], 10/13/22[1,3]	11,700,000	11,641,500
NEP/NCP Holdco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.552%,[LIBOR12+325], 7/21/22[1]	3,222,283	3,241,761
Nexstar Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.164%,[LIBOR12+250], 1/17/24[1]	12,623,592	12,677,494
Radiate Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.877%,[LIBOR12+300], 2/1/24[1]	8,570,270	8,531,619
Red Ventures LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.877%,[LIBOR4+400], 11/8/24[1]	4,756,100	4,804,160
Rovi Solutions Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.38%,[LIBOR12+250], 7/2/21[1]	3,097,296	3,118,869
Sable International Finance Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 4.889%,[LIBOR12+325], 2/2/26[1]	3,120,000	3,132,574
SFR Group SA, Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B, 4.522%,[LIBOR4+275], 7/31/25[1]	2,419,988	2,349,275
Tranche B12, 4.72%,[LIBOR4+300], 1/31/26[1]	6,272,430	6,110,381
Sinclair Television Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.913%,[LIBOR12+225], 12/12/24[1]	7,225,000	7,265,641
Tranche B2, 4.13%,[LIBOR12+225], 1/3/24[1]	7,740,816	7,784,358

10        OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Media (Continued)
Technicolor SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.734%,[LIBOR4+275], 12/6/23[1]	$2,118,600	$2,115,062
Telenet Financing USD LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche AL, 4.277%,[LIBOR12+250], 3/1/26[1]	4,955,000	4,984,928
Telesat Canada, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.31%,[LIBOR4+300], 11/17/23[1]	1,471,010	1,480,056
Tribune Media Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.877%,[LIBOR12+300], 1/26/24[1]	6,059,832	6,072,467
Unitymedia Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 4.027%,[LIBOR4+225], 1/15/26[1]	3,350,000	3,350,469
Univision Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C5, 4.627%,[LIBOR12+275], 3/15/24[1]	12,843,981	12,658,065
UPC Financing Partnership, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche AR, 4.277%,[LIBOR4+250], 1/15/26[1]	6,882,000	6,909,046
Virgin Media Bristol LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche K, 4.277%,[LIBOR12+250], 1/15/26[1]	7,565,000	7,612,281
WideOpenWest Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.104%,[LIBOR12+325], 8/18/23[1]	6,711,275	6,581,278
William Morris Endeavor Entertainment LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.90%-5.13%,[LIBOR12+325], 5/6/21[1]	3,983,306	4,015,671
WMG Acquisition Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.127%,[LIBOR12+225], 11/1/23[1]	4,218,838	4,239,362
Ziggo Secured Finance Partnership, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 4.277%,[LIBOR12+250], 4/15/25[1]	7,800,000	7,754,097

		250,732,918
Multiline Retail—0.3%
Neiman Marcus Group Ltd. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.941%,[LIBOR12+325], 10/25/20[1]	4,831,406	4,187,814
Specialty Retail—0.1%
Key Safety Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.28%,[LIBOR4+450], 8/29/21[1]	1,874,895	1,880,754
Consumer Staples—3.0%
Beverages—3.0%
1011778 BC ULC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.898%-3.943%,[LIBOR12+225], 2/16/24[1]	5,686,953	5,697,616
Dole Food Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.398%-6.25%,[LIBOR6+275], 4/6/24[1]	4,700,187	4,715,299
Fogo De Chao, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.607%,[LIBOR4+450], 3/22/25[1]	170,000	170,956
Hearthside Group Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.648%,[LIBOR12+300], 6/2/21[1]	1,023,445	1,029,043
Hostess Brands LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.898%,[LIBOR12+225], 8/3/22[1]	3,160,691	3,178,960
IRB Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.454%,[LIBOR12+325], 2/5/25[1]	1,825,000	1,846,672

11        OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Beverages (Continued)
Jacobs Douwe Egberts International BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.063%,[LIBOR4+225], 7/4/22[1]	$1,400,000	$1,407,287
KFC Holding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.808%,[LIBOR12+200], 6/16/23[1]	2,241,697	2,251,515
Landry’s, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.898%-4.90%,[LIBOR4+275], 10/4/23[1]	10,733,099	10,841,128
Nomad Foods Europe Midco Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.027%,[LIBOR12+225], 5/15/24[1]	2,624,000	2,632,607
NPC International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.377%,[LIBOR12+350], 4/19/24[1]	898,213	911,969
Post Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.65%,[LIBOR12+200], 5/24/24[1]	2,488,731	2,495,886
Sigma US Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.772%,[LIBOR4+325], 3/6/25[1]	1,775,000	1,776,482
Sunshine Investments BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.731%,[LIBOR4+325], 12/14/24[1]	1,585,000	1,585,000
Tacala Investment Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.196%,[LIBOR4+325], 1/31/25[1]	1,140,000	1,147,661

		41,688,081
Energy—4.4%
Energy Equipment & Services—3.9%
American Energy-Marcellus LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.485%,[LIBOR12+425], 8/4/20[1,2]	4,780,746	2,772,833
BCP Renaissance Parent LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.772%,[LIBOR4+400], 10/31/24[1]	4,530,000	4,558,313
California Resources Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 12.229%,[LIBOR12+1,037.5], 12/31/21[1]	1,815,000	2,055,488
California Resources Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.572%,[LIBOR12+475], 12/31/22[1]	1,925,000	1,958,091
Chesapeake Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.444%,[LIBOR4+750], 8/23/21[1]	1,740,000	1,850,925
Delek US Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.484%,[LIBOR4+250], 3/13/25[1]	1,570,000	1,576,877
Drillship Kithira Owners, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 8.00%, 9/20/24	3,044,511	3,196,737
Eastern Power LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.627%,[LIBOR12+375], 10/2/23[1]	7,701,283	7,831,242
ExGen Texas Power LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.083%,[LIBOR4+300], 9/18/21[1,2]	5,571,003	3,449,370
Fieldwood Energy LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.693%,[LIBOR4+700], 8/31/20[1]	846,322	843,855
Fieldwood Energy LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.875%-4.568%,[LIBOR4+287.5], 10/1/18[1]	3,240,769	3,238,759
Floatel International Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.693%,[LIBOR4+500], 6/27/20[1]	1,057,370	882,904
Gulf Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.95%,[LIBOR4+525], 8/25/23[1]	3,605,395	3,341,750

12        OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Energy Equipment & Services (Continued)
HGIM Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%,[LIBOR4+450], 6/18/20[1,2]	$3,353,746	$1,453,295
Larchmont Resources LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche A, 10.53%, 8/7/20[4,5]	119,854	118,655
Limetree Bay Terminals LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.596%,[LIBOR12+400], 2/15/24[1]	3,163,053	3,169,379
Lucid Energy Group II Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.245%,[LIBOR12+300], 2/17/25[1]	1,275,000	1,270,620
MEG Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.20%,[LIBOR4+350], 12/31/23[1]	545,884	546,943
Pacific Drilling SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.875%,[LIBOR4+350], 6/3/18[1,2]	622,042	211,625
Seadrill Operating LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.302%,[LIBOR4+600], 2/21/21[1]	6,834,030	5,777,464
Sheridan Production Partners II-A LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.49%,[LIBOR4+350], 12/16/20[1]	333,074	290,607
Sheridan Production Partners II-M LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.49%,[LIBOR4+350], 12/16/20[1]	123,349	107,622
Traverse Midstream Partners LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.85%,[LIBOR4+400], 9/27/24[1]	1,770,000	1,782,443
Ultra Resources, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 4.765%,[LIBOR4+300], 4/12/24[1]	2,735,000	2,715,349

		55,001,146
Oil, Gas & Consumable Fuels—0.5%
Sheridan Investment Partners II LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.49%,[LIBOR4+350], 12/16/20[1]	2,380,594	2,077,068
Southcross Energy Partners LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.552%,[LIBOR4+425], 8/4/21[1]	4,802,245	4,753,623

		6,830,691
Financials—4.5%
Capital Markets—0.9%
Aretec Group, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 5.898%,[LIBOR12+425], 11/23/20[1]	3,026,252	3,037,600
Aretec Group, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.148%,[LIBOR12+450], 5/23/21[1,5]	9,686,224	9,722,596

		12,760,196
Commercial Banks—2.9%
Alliant Holdings Intermediate LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.127%,[LIBOR4+325], 8/12/22[1]	2,394,351	2,410,980
AmWINS Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.49%-4.627%,[LIBOR12+275], 1/25/24[1]	1,885,778	1,898,629
AssuredPartners, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.271%,[LIBOR4+350], 10/22/24[1]	2,345,000	2,354,087
Capital Automotive LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.15%,[LIBOR12+250], 3/25/24[1]	1,320,574	1,326,628

13        OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial Banks (Continued)
Focus Financial Partners LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.443%,[LIBOR4+275], 7/3/24[1]	$925,350	$930,847
HUB International Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.312%-4.839%,[LIBOR4+300], 10/2/20[1]	3,847,843	3,872,431
Hyperion Insurance Group Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.188%,[LIBOR12+350], 12/20/24[1]	1,805,475	1,825,787
iStar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.691%-4.841%,[LIBOR4+300], 10/1/21[1]	2,966,285	2,992,240
Jane Street Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.627%,[LIBOR12+375], 8/25/22[1]	460,000	463,521
Mayfield Agency Borrower, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.377%,[LIBOR4+450], 2/28/25[1]	1,710,000	1,724,963
NFP Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.877%,[LIBOR12+350], 1/8/24[1]	5,150,656	5,173,731
Uniti Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.648%,[LIBOR12+300], 10/24/22[1]	9,283,943	8,978,315
USI, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.302%,[LIBOR4+300], 5/16/24[1]	6,290,644	6,309,013

		40,261,172
Consumer Finance—0.3%
PGX Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.13%,[LIBOR12+525], 9/29/20[1]	2,358,669	2,311,496
PGX Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.57%,[LIBOR12+900], 9/29/21[1,3]	764,742	737,976

		3,049,472
Insurance—0.4%
Sedgwick Claims Management Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.523%,[LIBOR4+275], 3/1/21[1]	5,820,000	5,823,026

Health Care—8.5%
Health Care Equipment & Supplies—8.0%
21st Century Oncology, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 7.855%,[LIBOR4+612.5], 1/16/23[1]	1,066,150	1,029,901
Acadia Healthcare Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.148%,[LIBOR12+250], 2/11/22[1]	308,252	311,207
Tranche B4, 4.148%,[LIBOR12+250], 2/16/23[1]	2,103,046	2,123,204
Air Medical Group Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.936%,[LIBOR12+325], 4/28/22[1]	2,797,076	2,812,418
Akorn, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.188%,[LIBOR12+425], 4/16/21[1]	2,969,862	2,955,012
Alliance HealthCare Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.272%-6.377%,[LIBOR4+450], 10/24/23[1]	1,858,313	1,874,573
Amneal Pharmaceuticals LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.035%,[LIBOR4+300], 3/21/25[1]	2,995,000	3,000,616
Ardent Legacy Acquisitions, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.148%,[LIBOR4+550], 8/4/21[1]	1,375,200	1,381,217

14        OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Health Care Equipment & Supplies (Continued)
ASP AMC Merger Sub, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.802%,[LIBOR4+350], 4/22/24[1]	$4,995,874	$5,016,182
Carestream Health, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.877%,[LIBOR4+400], 6/7/19[1]	986,883	993,900
Catalent Pharma Solutions, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.127%,[LIBOR12+225], 5/20/24[1]	1,531,153	1,538,602
Change Healthcare Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.398%,[LIBOR12+275], 3/1/24[1]	11,295,900	11,336,170
CHS/Community Health Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche G, 4.734%,[LIBOR4+275], 12/31/19[1]	206,073	201,509
Tranche H, 4.984%,[LIBOR4+300], 1/27/21[1]	5,665,513	5,457,391
Concentra, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.491%,[LIBOR4+275], 6/1/22[1]	1,140,000	1,149,975
CVS Holdings I LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.734%,[LIBOR4+300], 2/6/25[1]	3,180,000	3,168,091
DJO Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.898%-4.945%,[LIBOR12+325], 6/8/20[1]	5,632,122	5,666,759
Endo International plc, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.188%,[LIBOR12+425], 4/29/24[1]	3,081,713	3,081,065
Envision Healthcare Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.88%,[LIBOR12+300], 12/1/23[1]	2,638,590	2,652,772
Genoa a Qol Healthcare Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.898%,[LIBOR12+325], 10/30/23[1]	1,847,377	1,861,519
Grifols Worldwide Operations USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.981%,[LIBOR52+225], 1/31/25[1]	7,642,800	7,678,454
HCA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B10, 4.025%,[LIBOR12+200], 3/13/25[1]	1,770,000	1,785,620
INC Research Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.898%,[LIBOR12+225], 8/1/24[1]	2,220,781	2,231,197
Jaguar Holding Co. II, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.723%,[LIBOR4+250], 8/18/22[1]	3,742,610	3,759,957
Kinetic Concepts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.552%,[LIBOR4+325], 2/2/24[1]	1,707,100	1,716,916
LifeCare Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche A, 7.552%,[LIBOR4+525], 11/30/18[1]	1,729,080	1,210,356
Mallinckrodt International Finance SA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5.203%,[LIBOR4+275], 9/24/24[1]	1,251,094	1,247,710
Tranche B, 4.686%,[LIBOR4+300], 2/24/25[1]	3,120,000	3,128,190
MPH Acquisition Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.052%,[LIBOR4+300], 6/7/23[1]	5,049,998	5,078,101
National Mentor Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.693%,[LIBOR4+300], 1/31/21[1]	3,782,830	3,801,158
New Trident Holdcorp, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.052%,[LIBOR4+575], 7/31/19[1]	1,330,349	1,020,005
Opal Acquisition, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.695%-6.302%,[LIBOR4+400], 11/27/20[1]	3,853,681	3,689,900
Ortho-Clinical Diagnostics, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan, Tranche B, 5.443%,[LIBOR4+375], 6/30/21[1]	3,963,418	4,001,566

15        OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Health Care Equipment & Supplies (Continued)
PAREXEL International Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.627%,[LIBOR4+300], 9/27/24[1]	$288,550	$288,983
Select Medical Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.21%,[LIBOR4+350], 3/1/21[1]	2,294,220	2,318,607
Surgery Center Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.13%,[LIBOR4+325], 9/2/24[1]	2,099,450	2,101,549
Team Health Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.627%,[LIBOR12+275], 2/6/24[1]	4,655,047	4,463,026
US Anesthesia Partners, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.877%,[LIBOR4+325], 6/23/24[1]	184,535	185,689
Valeant Pharmaceuticals International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche F, 5.24%,[LIBOR12+350], 4/1/22[1]	2,623,621	2,654,264
Wink Holdco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.664%,[LIBOR4+300], 12/2/24[1]	1,531,163	1,527,097

		111,500,428
Health Care Providers & Services—0.5%
Kindred Healthcare, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%,[LIBOR4+350], 4/9/21[1]	6,862,218	6,896,529

Industrials—14.2%
Aerospace & Defense—0.1%
Doncasters US Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.193%,[LIBOR4+350], 4/9/20[1]	1,888,059	1,872,719

Commercial Services & Supplies—7.4%
Access CIG LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.537%,[LIBOR12+375], 2/27/25[1]	1,275,000	1,290,938
Access CIG LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 0.50%,[LIBOR4+3.75], 2/27/25[1]	267,000	270,338
AI Aqua Merger Sub, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.234%,[LIBOR12+325], 12/13/23[1]	528,662	530,811
Allied Universal Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.052%,[LIBOR4+375], 7/28/22[1]	9,816,963	9,695,674
Asurion LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B4, 4.627%,[LIBOR12+275], 8/4/22[1]	9,278,126	9,344,093
Tranche B6, 4.627%,[LIBOR12+275], 11/3/23[1]	4,954,813	4,993,931
ATS Consolidated, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.82%,[LIBOR12+375], 2/28/25[1]	3,480,000	3,525,692
Belron Finance US LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.294%,[LIBOR4+250], 11/7/24[1]	2,797,988	2,816,636
Casmar Australia Pty Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.802%,[LIBOR4+450], 12/8/23[1]	2,221,875	2,216,320
Ceridian HCM Holdings, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.148%,[LIBOR12+350], 9/15/20[1]	3,086,658	3,098,233
CEVA Group plc, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.272%,[LIBOR4+550], 3/19/21[1]	821,938	809,354

16        OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Commercial Services & Supplies (Continued)
CEVA Group plc, Sr. Sec. Credit Facilities Letter of Credit 1st Lien Term Loan, 6.50%-7.272%,[LIBOR4+550], 3/19/21[1]	$1,659,489	$1,630,835
Crossmark Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.193%,[LIBOR4+350], 12/20/19[1]	5,064,042	2,532,021
Engility Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 3.927%,[LIBOR12+275], 8/12/20[1]	707,883	710,467
Tranche B2, 4.427%,[LIBOR12+275], 8/14/23[1]	2,656,611	2,661,366
First Advantage, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.127%,[LIBOR4+525], 6/30/22[1]	1,652,589	1,651,557
First American Payment Systems LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.441%,[LIBOR12+475], 1/5/24[1]	1,689,708	1,702,381
Inmar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.148%,[LIBOR6+350], 5/1/24[1]	5,270,175	5,306,407
International Car Wash Group Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.287%,[LIBOR4+375], 10/3/24[1]	1,396,500	1,402,177
iPayment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.618%,[LIBOR4+500], 4/11/23[1]	2,433,900	2,464,324
KUEHG Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.443%,[LIBOR4+375], 8/12/22[1]	2,627,781	2,647,082
Laureate Education, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.377%,[LIBOR12+350], 4/26/24[1]	3,728,370	3,752,977
Learning Care Group US No. 2, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.028%-5.408%,[LIBOR4+325], 3/13/25[1]	530,000	535,300
Livingston International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.052%,[LIBOR4+575], 3/20/20[1]	1,232,833	1,232,069
Livingston International, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.552%,[LIBOR4+825], 4/17/20[1]	551,135	529,090
LS Deco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.193%,[LIBOR4+350], 5/21/22[1]	1,890,169	1,916,159
Monitronics International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 7.802%,[LIBOR4+550], 9/30/22[1]	5,294,018	5,168,311
Sarbacane Bidco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.704%,[LIBOR4+300], 1/29/25[1]	545,000	549,259
SMG US Midco 2, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.89%,[LIBOR6+325], 1/23/25[1]	455,000	459,550
Staples, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.787%,[LIBOR4+400], 9/12/24[1]	10,773,000	10,690,856
Travelport Finance Luxembourg Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.785%,[LIBOR4+275], 3/9/25[1]	6,720,000	6,742,277
XPO Logistics, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.839%,[LIBOR4+200], 2/24/25[1]	10,119,000	10,167,723

		103,044,208

Industrial Conglomerates—2.3%
Apex Tool Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.627%,[LIBOR12+375], 2/1/22[1]	2,166,375	2,166,570
Filtration Group Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.452%,[LIBOR4+325], 3/27/25[1]	850,000	854,250

17        OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Industrial Conglomerates (Continued)
Gardner Denver, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.052%,[LIBOR12+275], 7/30/24[1]	$1,849,922	$1,860,744
Harsco Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.688%,[LIBOR12+300], 12/6/24[1]	1,494,928	1,516,792
Hillman Group, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.193%,[LIBOR4+350], 6/30/21[1]	2,739,863	2,772,974
MACOM Technology Solutions Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.127%,[LIBOR12+225], 5/17/24[1]	2,491,175	2,457,432
RBS Global, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.853%,[LIBOR12+225], 8/21/24[1]	1,753,513	1,765,788
Robertshaw US Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.438%,[LIBOR12+350], 2/28/25[1]	635,000	641,547
Titan Acquisition Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.057%,[LIBOR12+300], 3/16/25[1]	1,725,000	1,723,922
TransDigm, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche E, 4.627%,[LIBOR12+275], 5/14/22[1]	1,456,341	1,461,802
Tranche F, 4.627%-5.052%,[LIBOR4+275], 6/9/23[1]	5,039,235	5,059,316
Tranche G, 4.802%,[LIBOR4+250], 8/22/24[1]	1,549,118	1,555,895
Vectra Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.07%,[LIBOR12+325], 3/10/25[1]	535,000	534,834
Vertiv Intermediate Holding II Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.67%,[LIBOR12+400], 11/30/23[1]	4,136,853	4,161,840
Wencor Group, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.802%,[LIBOR4+350], 6/19/21[1]	982,881	961,995
WP CPP Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.272%,[LIBOR4+350], 12/28/19[1]	1,656,631	1,657,666
Zodiac Pool Solutions LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.123%,[LIBOR4+225], 3/7/25[1]	445,000	448,268

		31,601,635

Professional Services—0.3%
AVSC Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.914%-5.256%,[LIBOR4+375], 3/3/25[1]	4,083,974	4,101,209

Road & Rail—2.5%
Arctic LNG Carriers Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.377%,[LIBOR12+450], 5/18/23[1]	2,783,963	2,812,679
Avolon TLB Borrower 1 US LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.072%,[LIBOR12+225], 3/21/22[1]	15,562,400	15,587,533
Kenan Advantage Group, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 4.877%,[LIBOR12+300], 7/29/22[1]	2,828,907	2,846,588
Tranche B2, 4.877%,[LIBOR12+300], 7/29/22[1]	860,273	865,649
Western Express, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.234%,[LIBOR4+825], 2/23/22[1,3]	12,017,200	12,461,837

		34,574,286

18        OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Transportation Infrastructure—1.6%
American Axle & Manufacturing, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.13%,[LIBOR12+225], 4/6/24[1]	$3,940,000	$3,965,255
Dayco Products LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.648%,[LIBOR4+500], 5/19/23[1]	2,034,625	2,057,515
Horizon Global Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.253%,[LIBOR4+450], 2/16/24[1]	1,505,000	1,518,169
Mavis Tire Express Services Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.234%,[LIBOR4+325], 3/15/25[1]	2,172,352	2,176,425
Navistar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.21%,[LIBOR12+350], 11/6/24[1]	2,675,000	2,693,391
Superior Industries International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.377%,[LIBOR12+450], 5/22/24[1]	3,036,389	3,070,548
TI Group Automotive Systems LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.377%,[LIBOR12+275], 6/30/22[1]	6,634,484	6,670,409

		22,151,712

Information Technology—10.3%
Communications Equipment—0.5%
Birch Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.96%,[LIBOR4+725], 7/17/20[1]	6,715,130	6,669,803

Internet Software & Services—9.8%
Almonde, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.484%,[LIBOR4+350], 6/13/24[1]	6,324,335	6,325,536
Altran Technologies SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.273%,[LIBOR4+275], 2/1/25[1]	640,000	645,002
Avaya, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 6.536%,[LIBOR12+475], 12/15/24[1]	15,913,118	16,046,708
Blackboard, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 6.734%,[LIBOR4+500], 6/30/21[1]	4,050,041	3,790,595
BMC Software Finance, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.127%,[LIBOR12+325], 9/10/22[1]	5,830,401	5,866,491
Cavium, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.127%,[LIBOR12+225], 8/16/22[1]	862,508	864,664
Colorado Buyer, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.78%,[LIBOR4+300], 5/1/24[1]	3,417,178	3,423,585
Compuware Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 5.15%,[LIBOR12+425], 12/15/21[1]	2,354,182	2,386,552
Cypress Semiconductor Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.11%,[LIBOR12+275], 7/5/21[1]	2,307,632	2,328,977
Epicor Software Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.13%,[LIBOR12+375], 6/1/22[1]	2,166,195	2,178,044
First Data Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.122%,[LIBOR12+225], 7/8/22[1]	1,320,509	1,323,942
Tranche B, 4.122%,[LIBOR12+225], 4/26/24[1]	5,277,131	5,290,667
Greeneden US Holdings II LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 5.802%,[LIBOR4+350], 12/1/23[1]	1,751,164	1,763,344

19        OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Internet Software & Services (Continued)
Infor US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.443%,[LIBOR4+275], 2/1/22[1]	$7,015,337	$7,039,224
Informatica LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.127%,[LIBOR4+325], 8/5/22[1]	3,496,805	3,521,668
Internap Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.72%,[LIBOR12+700], 4/6/22[1]	2,018,092	2,039,958
Ivanti Software, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.13%,[LIBOR12+425], 1/20/24[1]	1,817,005	1,790,885
Kronos, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.107%,[LIBOR12+300], 11/1/23[1]	215,000	216,624
MA FinanceCo LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.627%,[LIBOR12+275], 6/21/24[1]	1,134,213	1,124,113
Tranche B2, 4.377%,[LIBOR4+250], 11/19/21[1]	855,000	846,984
MaxLinear, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.277%,[LIBOR12+250], 5/13/24[1]	1,246,235	1,249,351
McAfee LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.377%,[LIBOR12+450], 9/30/24[1]	5,896,485	5,964,648
Polycom, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.036%-7.127%,[LIBOR12+525], 9/27/23[1]	1,798,539	1,816,525
Premiere Global Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.291%,[LIBOR6+650], 12/8/21[1]	1,089,302	1,089,029
Project Deep Blue Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.718%,[LIBOR4+325], 2/12/25[1]	915,000	919,918
Quest Software US Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.272%,[LIBOR4+550], 10/31/22[1]	3,344,735	3,411,647
Riverbed Technology, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.13%,[LIBOR12+325], 4/24/22[1]	5,122,169	5,110,669
Seattle SpinCo, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.627%,[LIBOR12+275], 6/21/24[1]	7,655,937	7,587,761
Shutterfly, Inc.,Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.523%,[LIBOR12+275], 8/17/24[1]	2,220,000	2,233,875
SolarWinds Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.944%,[LIBOR12+300], 2/5/24[1]	2,024,925	2,036,315
Solera LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.398%,[LIBOR12+275], 3/3/23[1]	2,362,236	2,371,354
Sophia LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.552%,[LIBOR4+325], 9/30/22[1]	1,153,439	1,158,070
SS&C Technologies Holdings Europe Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 4.22%,[LIBOR4+250], 2/28/25[1]	3,264,195	3,283,747
SS&C Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.22%,[LIBOR4+250], 2/27/25[1]	9,149,805	9,204,613
Tempo Acquisition LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.648%-4.877%,[LIBOR12+300], 5/1/24[1]	7,463,141	7,508,629
TTM Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.483%,[LIBOR4+250], 9/27/24[1]	2,227,000	2,234,427
TTM Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.377%,[LIBOR4+250], 9/28/24[1]	1,233,800	1,238,686
Veritas US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 6.802%,[LIBOR4+450], 1/27/23[1]	5,440,084	5,426,021

20        OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Internet Software & Services (Continued)
Xperi Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.377%,[LIBOR12+250], 12/1/23[1]	$3,676,183	$3,696,292

		136,355,140

Materials—7.4%
Chemicals—2.4%
Alpha 3 BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.693%,[LIBOR4+300], 1/31/24[1]	1,523,488	1,536,628
Cyanco Intermediate Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.373%,[LIBOR4+350], 3/12/25[1]	1,335,000	1,345,012
Emerald Performance Materials LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.377%,[LIBOR12+350], 7/30/21[1]	3,096,737	3,129,640
Encapsys LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.127%,[LIBOR4+325], 11/7/24[1]	1,440,000	1,453,054
Ferro Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.377%,[LIBOR12+250], 2/14/24[1]	1,356,300	1,364,777
H.B. Fuller Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.072%,[LIBOR4+225], 10/20/24[1]	5,994,875	6,031,234
LUX HOLDCO III, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.773%,[LIBOR4+300], 2/13/25[1]	725,000	731,347
MacDermid, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B6, 4.877%,[LIBOR12+300], 6/7/23[1]	1,434,868	1,445,630
Tranche B7, 4.377%,[LIBOR4+275], 6/7/20[1]	1,441,312	1,447,986
New Arclin US Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.802%,[LIBOR4+350], 2/14/24[1]	1,814,242	1,832,756
OCI Partners LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.083%,[LIBOR4+425], 3/13/25[1]	1,815,000	1,828,985
PQ Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.205%,[LIBOR4+250], 2/8/25[1]	912,713	917,491
Road Infrastructure Investment LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.377%,[LIBOR12+350], 6/13/23[1]	1,451,625	1,460,095
Trinseo Materials Operating SCA, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.377%,[LIBOR4+250], 9/6/24[1]	567,150	570,164
Tronox Blocked Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.693%,[LIBOR4+300], 9/23/24[1]	2,577,236	2,603,008
Tronox Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.302%,[LIBOR4+300], 9/23/24[1]	5,950,087	6,009,588

		33,707,395

Construction Materials—1.4%
American Builders & Contractors Supply Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.377%,[LIBOR12+250], 10/31/23[1]	1,643,400	1,649,333
Continental Building Products Operating Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.898%-3.943%,[LIBOR12+225], 8/18/23[1]	3,542,102	3,581,951
Pisces Midco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.178%,[LIBOR4+300], 3/28/25[1]	1,920,000	1,924,800

21        OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Construction Materials (Continued)
Quikrete Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.627%,[LIBOR12+275], 11/15/23[1]	$8,225,769	$8,270,641
Realogy Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.829%,[LIBOR12+225], 2/8/25[1]	1,517,328	1,528,116
VC GB Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.127%,[LIBOR12+325], 2/28/24[1]	2,143,992	2,152,032

		19,106,873

Containers & Packaging—1.2%
BWAY Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.874%,[LIBOR12+325], 4/3/24[1]	3,875,713	3,899,587
Multi-Color Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.127%,[LIBOR12+225], 10/31/24[1]	453,863	456,511
Plastipak Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.63%,[LIBOR4+275], 10/14/24[1]	1,805,925	1,817,889
Pro Mach Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.85%,[LIBOR4+300], 3/7/25[1]	1,775,000	1,780,547
Reynolds Group Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.627%,[LIBOR12+300], 2/5/23[1]	4,268,449	4,294,550
SIG Combibloc US Acquisition, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.627%,[LIBOR12+275], 3/11/22[1]	3,788,563	3,814,913

		16,063,997

Metals & Mining—2.2%
Murray Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B2, 9.552%,[LIBOR4+725], 4/16/20[1]	25,342,938	21,520,336
Tranche B3, 10.052%,[LIBOR4+775], 4/17/20[1]	7,985,710	6,822,072
Oxbow Carbon LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.627%,[LIBOR12+375], 1/4/23[1]	390,063	395,426
Peabody Energy Corp., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 5.377%,[LIBOR12+350], 3/31/22[1]	1,715,949	1,722,384
TMS International Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.928%,[LIBOR4+275], 8/14/24[1]	852,863	856,594

		31,316,812

Paper & Forest Products—0.2%
Signode Industrial Group US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.398%-4.443%,[LIBOR12+275], 5/1/21[1]	3,197,359	3,199,357

Telecommunication Services—5.0%
Diversified Telecommunication Services—5.0%
CenturyLink, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.398%,[LIBOR4+275], 1/31/25[1]	18,792,900	18,516,926
Cincinnati Bell, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.445%,[LIBOR4+375], 10/2/24[1]	3,685,000	3,718,773
Consolidated Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.65%,[LIBOR12+300], 10/5/23[1]	5,005,327	4,949,443

22        OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Diversified Telecommunication Services (Continued)
Digicel International Finance Ltd, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.02%,[LIBOR4+325], 5/27/24[1]	$2,710,175	$2,700,866
Frontier Communications Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.40%,[LIBOR12+375], 6/15/24[1]	4,605,200	4,555,326
Global Tel*Link Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.693%,[LIBOR4+400], 5/23/20[1]	4,301,159	4,333,418
IPC Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.28%,[LIBOR4+450], 8/6/21[1]	3,913,281	3,847,244
IPC Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.272%,[LIBOR4+950], 2/4/22[1]	1,968,972	1,860,678
Level 3 Financing, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.111%,[LIBOR12+225], 2/22/24[1]	3,780,000	3,791,529
SBA Senior Finance II LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.99%,[LIBOR12+225], 3/24/21[1]	1,344,095	1,349,363
SBA Senior Finance II LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.99%,[LIBOR12+225], 6/10/22[1]	1,945,000	1,951,487
Sprint Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.438%,[LIBOR4+250], 2/2/24[1]	13,143,618	13,161,428
Windstream Services LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B6, 5.81%,[LIBOR12+400], 3/29/21[1]	5,311,705	5,123,591
Zayo Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.127%,[LIBOR12+225], 1/19/24[1]	135,000	135,821

		69,995,893

Utilities—3.2%
Electric Utilities—3.2%
Calpine Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B5, 4.20%,[LIBOR4+250], 1/15/24[1]	4,459,795	4,477,389
Tranche B7, 4.20%,[LIBOR4+275], 5/31/23[1]	586,053	588,983
Compass Power Generation LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.391%,[LIBOR4+375], 12/20/24[1]	1,895,250	1,923,679
Dynegy, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 4.604%,[LIBOR12+275], 2/7/24[1]	8,500,319	8,560,798
EFS Cogen Holdings I LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.56%,[LIBOR4+325], 6/28/23[1]	3,412,058	3,441,913
InterGen NV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.15%,[LIBOR4+450], 6/12/20[1]	3,575,598	3,603,917
Lightstone Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5.398%,[LIBOR12+375], 1/30/24[1]	1,713,098	1,724,559
Tranche C, 5.627%,[LIBOR12+375], 1/30/24[1]	108,777	109,504
MRP Generation Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.693%,[LIBOR4+700], 10/18/22[1]	1,103,200	1,064,588
Sandy Creek Energy Associates LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.693%,[LIBOR4+400], 11/9/20[1]	6,551,970	5,513,483
Talen Energy Supply LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.877%,[LIBOR12+400], 7/15/23[1]	4,863,561	4,796,687

23        OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Electric Utilities (Continued)
TerraForm Power Operating LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.627%,[LIBOR4+275], 11/8/22[1]	$673,313	$678,049
Vistra Operations Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B, 4.148%,[LIBOR12+250], 8/4/23[1]	6,304,086	6,353,101
Tranche C, 4.148%,[LIBOR12+250], 8/4/23[1]	1,120,705	1,129,419

		43,966,069

Total Corporate Loans (Cost $1,291,762,831)		1,278,692,370
Corporate Bonds and Notes—0.3%
Berry Global, Inc., 4.50% Sec. Nts., 2/15/26[6]	365,000	346,294
Erickson Air-Crane, Inc., 6.00% Sub. Nts., 11/2/20[2,3]	644,070	—
Tesla, Inc., 5.30% Sr. Unsec. Nts., 8/15/25[6]	3,735,000	3,272,794
Total Corporate Bonds and Notes (Cost $4,568,292)		3,619,088
	Shares
Common Stocks—4.7%
Arch Coal, Inc., Cl. A	309,535	28,440,076
Aretec Group, Inc.[7]	63,355	4,054,720
Avaya Holdings Corp.[7]	424,197	9,502,013
Caesars Entertainment Corp.[7]	37,841	425,711
Everyware Global, Inc.[7]	106,918	902,121
Gymboree Corp. (The)[7,8]	76,198	1,500,148
Gymboree Holding Corp.[7,8]	217,169	4,275,515
ION Media Networks, Inc.[3,7]	6,081	3,970,893
J.G. Wentworth, Cl. A7	321,823	2,896,407
Larchmont Resources LLC[3,7]	136	44,297
Mach Gen LLC[3,7]	34,118	93,824
Media General, Inc.[3,7,9]	781,336	46,880
Millennium Corporate Claim Litigation Trust[3,7]	5,431	54
Millennium Lender Claim Litigation Trust[3,7]	10,862	109
New Millennium Holdco, Inc.[3,7]	111,266	1,113
Ocean Rig UDW, Inc., Cl. A7	274,612	6,928,461
Quicksilver Resources, Inc.[3,7]	11,634,576	219,358
Sabine Oil[7]	1,393	67,909
Templar Energy, Cl. A3,7	154,052	192,565
VICI Properties, Inc.	54,843	1,004,724

Total Common Stocks (Cost $53,625,573)		64,566,898
	Units
Rights, Warrants and Certificates—0.0%
Sabine Oil Tranche 1 Wts., Strike Price $4.49, Exp. 8/11/26[7]	4,421	28,736
Sabine Oil Tranche 2 Wts., Strike Price $2.72, Exp. 8/11/26[7]	787	4,329

Total Rights, Warrants and Certificates (Cost $591,883)		33,065

24        OPPENHEIMER MASTER LOAN FUND, LLC

	Shares	Value
Investment Company—7.6%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 1.58%[8,10] (Cost $106,113,226)	106,113,226	$106,113,226
Total Investments, at Value (Cost $1,456,661,805)	104.6%	1,453,024,647
Net Other Assets (Liabilities)	(4.6)	(63,724,702)

Net Assets	100.0%	$1,389,299,945

Footnotes to Statement of Investments

1. Represents the current interest rate for a variable or increasing rate security, determined as [Referenced Rate + Basis-point spread].

2. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate. See Note 4 of the accompanying Notes.

3. The value of this security was determined using significant unobservable inputs. See Note 3 of the accompanying Notes.

4. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

5. Interest or dividend is paid-in-kind, when applicable.

6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $3,619,088 or 0.26% of the Fund’s net assets at period end.

7. Non-income producing security.

8. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares September 30, 2017	Gross Additions	Gross Reductions	Shares March 31, 2018
Gymboree Corp. (The)	76,198	—	—	76,198
Gymboree Holding Corp.	217,169	—	—	217,169
Oppenheimer Institutional Government Money Market Fund, Cl. E	162,655,983	353,305,483	409,848,240	106,113,226

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Gymboree Corp. (The)	$1,500,148	$3,385	$—	$(512,165)
Gymboree Holding Corp.	4,275,515	$1,187	—	(1,459,701)
Oppenheimer Institutional Government Money Market Fund, Cl. E	106,113,226	679,578	—	—

Total	$111,888,889	$684,150	$—	$(1,971,866)

9. Security received as the result of issuer reorganization.

10. Rate shown is the 7-day yield at period end.

Glossary: Definitions
LIBOR4	London Interbank Offered Rate-Quarterly

25        OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

Definitions (Continued)
LIBOR6	London Interbank Offered Rate-Bi-Monthly
LIBOR12	London Interbank Offered Rate-Monthly
LIBOR52	London Interbank Offered Rate-Weekly

See accompanying Notes to Financial Statements.

26        OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF ASSETS AND LIABILITIES March 31, 2018 Unaudited

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $1,344,235,443)	$1,341,135,758
Affiliated companies (cost $112,426,362)	111,888,889

1,453,024,647
Cash	9,962,305
Receivables and other assets:
Investments sold	10,969,097
Interest and dividends	4,256,514
Shares of beneficial interest sold	13,059
Other	64,037

Total assets	1,478,289,659
Liabilities
Payables and other liabilities:
Investments purchased	88,371,629
Shares of beneficial interest redeemed	264,175
Directors’ compensation	53,004
Shareholder communications	5,477
Other	295,429

Total liabilities	88,989,714
Net Assets—applicable to 81,223,700 shares of beneficial interest outstanding	$1,389,299,945

Net Asset Value, Redemption Price and Offering Price Per Share	$17.10

See accompanying Notes to Financial Statements.

27        OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF OPERATIONS For the Six Months Ended March 31, 2018 Unaudited

Investment Income
Interest	$43,217,279
Dividends:
Unaffiliated companies	272,331
Affiliated companies	679,578
Other income affiliated companies	4,572
Other income	247,492
Total investment income	44,421,252
Expenses
Management fees	2,201,223
Transfer and shareholder servicing agent fees	36,687
Shareholder communications	4,605
Legal, auditing and other professional fees	226,402
Custodian fees and expenses	176,841
Directors’ compensation	25,098
Other	9,907
Total expenses	2,680,763
Less waivers and reimbursements of expenses	(58,805)
Net expenses	2,621,958
Net Investment Income	41,799,294
Realized and Unrealized Gain (Loss)
Net realized gain on investment transactions in unaffiliated companies	3,079,952
Net change in unrealized appreciation/depreciation on:
Investment transactions in:
Unaffiliated companies	2,279,629
Affiliated companies	(1,971,866)
Net change in unrealized appreciation/depreciation	307,763
Net Increase in Net Assets Resulting from Operations	$45,187,009

See accompanying Notes to Financial Statements.

28        OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Operations
Net investment income	$41,799,294	$85,603,736
Net realized gain (loss)	3,079,952	(1,729,811)
Net change in unrealized appreciation/depreciation	307,763	6,367,731

Net increase in net assets resulting from operations	45,187,009	90,241,656
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Proceeds from contributions	33,023,840	214,217,992
Payments for withdrawals	(247,661,600)	(152,387,750)

	(214,637,760)	61,830,242
Net Assets
Total increase (decrease)	(169,450,751)	152,071,898
Beginning of period	1,558,750,696	1,406,678,798

	$1,389,299,945	$1,558,750,696

See accompanying Notes to Financial Statements.

29        OPPENHEIMER MASTER LOAN FUND, LLC

FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Operating Data
Net asset value, beginning of period	$16.58	$15.61	$14.64	$14.51	$13.84	$12.88
Income (loss) from investment operations:
Net investment income[1]	0.48	0.92	0.84	0.74	0.74	0.90
Net realized and unrealized gain (loss)	0.04	0.05	0.13	(0.61)	(0.07)	0.06

Total from investment operations	0.52	0.97	0.97	0.13	0.67	0.96
Net asset value, end of period	$17.10	$16.58	$15.61	$14.64	$14.51	$13.84

Total Return, at Net Asset Value[2]	3.14%	6.21%	6.63%	0.90%	4.84%	7.45%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,389,300	$1,558,751	$1,406,679	$1,271,836	$1,501,073	$813,969
Average net assets (in thousands)	$1,470,712	$1,521,122	$1,205,754	$1,321,015	$1,398,916	$1,492,179
Ratios to average net assets:[3]
Net investment income	5.70%	5.63%	5.70%	5.06%	5.15%	6.78%
Total expenses[4]	0.37%	0.36%	0.36%	0.35%	0.34%	0.36%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.36%	0.35%	0.36%[5]	0.35%[5]	0.33%	0.36%[5]
Portfolio turnover rate	36%	80%	74%	57%	73%	105%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended March 31, 2018	0.38%
Year Ended September 30, 2017	0.37%
Year Ended September 30, 2016	0.36%
Year Ended September 30, 2015	0.35%
Year Ended September 30, 2014	0.35%
Year Ended September 30, 2013	0.36%

5. Waiver was less than 0.005%.

See accompanying Notes to Financial Statements.

30        OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO FINANCIAL STATEMENTS March 31, 2018 Unaudited

1. Organization

Oppenheimer Master Loan Fund, LLC (the “Fund”) is organized as a Delaware limited liability company and registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end, management investment company. The Fund’s investment objective is to seek income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

Shares of the Fund are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933, as amended (the “Securities Act”). Investments in the Fund may only be made by certain “accredited investors” within the meaning of Regulation D under the Securities Act, including other investment companies. The Fund currently offers one class of shares.

For federal income tax purposes, the Fund qualifies as a partnership, and each investor in the Fund is treated as the owner of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Fund. Accordingly, as a “pass-through” entity, the Fund pays no dividends or capital gain distributions.

The following is a summary of significant accounting policies followed in the Fund’s preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, and capital gains taxes on foreign investments, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income, if any, is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest

31        OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former Directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Federal Taxes. The Fund, as an entity, will not be subject to U.S. federal income tax. The Fund will be treated for U.S. federal income tax purposes as a partnership, and not as an association taxable as a corporation. Therefore, a tax provision is not required. Each shareholder is required for U.S. federal income tax purposes to take into account, in its taxable year with which (or within which a taxable year of the Fund ends), its distributive share of all items of Fund income, gains, losses, and deductions for such taxable year of the Fund. A shareholder must take such items into account even if the Fund does not distribute cash or other property to such shareholder during its taxable year.

Although the Fund is treated as a partnership for Federal tax purposes, it is intended that the Fund’s assets, income and distributions will be managed in such a way that investment in the Fund would not cause an investor that is a regulated investment company under Subchapter M of the Code (“RIC”) to fail that qualification.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are

32        OPPENHEIMER MASTER LOAN FUND, LLC

3. Securities Valuation (Continued)

not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Loans are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers. Standard inputs generally considered by third-party pricing vendors include information obtained from market participants regarding broker-dealer price quotations.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those

33        OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities at period end based on valuation input level:

34        OPPENHEIMER MASTER LOAN FUND, LLC

3. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Corporate Loans	$—	$1,246,704,144	$31,988,226	$1,278,692,370
Corporate Bonds and Notes	—	3,619,088	—	3,619,088
Common Stocks	46,300,985	13,696,820	4,569,093	64,566,898
Rights, Warrants and Certificates	—	33,065	—	33,065
Investment Company	106,113,226	—	—	106,113,226

Total Assets	$152,414,211	$1,264,053,117	$36,557,319	$1,453,024,647

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 2*	Transfers out of Level 2**	Transfers into Level 3**	Transfers out of Level 3*
Assets Table
Investments, at Value:
Common Stocks	$922,168	$(603,004)	$603,004	$(922,168)

Total Assets	$922,168	$(603,004)	$603,004	$(922,168)

* Transferred from Level 3 to Level 2 due to the availability of market data for this security.

** Transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity for these securities.

The following is a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value:

	Value as of September 30, 2017	Realized gain (loss)	Change in unrealized appreciation/ depreciation	Accretion/ (amortization) of premium/ discount[a]
Assets Table
Investments, at Value:
Corporate Loans	$31,533,762	$—	$268,007	$9,481
Corporate Bond and Notes	1	—	(1)	—
Common Stocks	3,642,133	—	1,272,261	—

Total Assets	$35,175,896	$—	$1,540,267	$9,481

a. Included in net investment income.

35        OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Value as of March 31, 2018
Assets Table
Investments, at Value:
Corporate Loans	$282,863	$(105,887)	$—	$—	$31,988,226
Corporate Bonds and Notes	—	—	—	—	—
Common Stocks	—	(26,137)	603,004	(922,168)	4,569,093

Total Assets	$282,863	$(132,024)	$603,004	$(922,168)	$36,557,319

The total change in unrealized appreciation/depreciation included in the Statement of Operations attributable to Level 3 investments still held at period end:

Change in unrealized appreciation/ depreciation
Assets Table
Investments, at Value:
Corporate Loans	$268,007
Corporate Bonds and Notes	(1)
Common Stocks	1,272,261
Total Assets	$1,540,267

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:

	Value as of March 31, 2018	Valuation Technique	Unobservable Input	Range of Unobservable Inputs	Unobservable Input Used
Assets Table
Investments, at Value:
Corporate Loans	$19,526,389	Broker quote	N/A	N/A	N/A (a)
Corporate Loans	12,461,837	Discounted Cash Flow Model	Illiquidity Discount	N/A	3.69% (b)
			Implied Rating	N/A	BB
			Yield to Maturity	N/A	5.43%
Corporate Bonds and Notes	—	Estimated Recovery Proceeds	Nominal Value	N/A	0.0001% of Par (c)
Common Stocks	330,686	Pricing service	N/A	N/A	N/A (a)
Common Stocks	1,276	Estimated Recovery Proceeds	Nominal Value	N/A	$0.01/share (c)

36        OPPENHEIMER MASTER LOAN FUND, LLC

3. Securities Valuation (Continued)

	Value as of March 31, 2018	Valuation Technique	Unobservable Input	Range of Unobservable Inputs	Unobservable Input Used
Assets Table Investments, at Value: Continued
Common Stocks	$3,970,893	Enterprise Value Model	Comparable Company EBITDA Multiples	11-13	12.0 (d)
			Discount to Multiples	N/A	40%
Common Stocks	219,358	Estimated Recovery Proceeds	Market Value of Original Loan	N/A	$0.0189/share (e)
Common Stocks	46,880	Estimated Recovery Proceeds	Auction Proceeds	N/A	$0.06/share (f)

Total	$36,557,319

(a) Securities classified as Level 3 whose unadjusted values were provided by a pricing service or broker-dealer for which such inputs are unobservable. The Manager periodically reviews pricing vendor and broker methodologies and inputs to confirm they are determined using unobservable inputs and have been appropriately classified. Such securities’ fair valuations could change significantly based on changes in unobservable inputs used by the pricing service or broker.

(b) The Fund fair values certain corporate loans using a discounted cash flow model which incorporates the Company’s EBITDA and leverage to determine an implied rating. The yield to maturity on other issues with similar leverage and rating is used as a basis for the discount rate, with an additional illiquidity discount applied. The illiquidity discount was determined based on the implied discount rate at origination. The Manager periodically reviews the financial statements and monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation. Such security’s fair valuation could increase (decrease) significantly based on a decrease (increase) in the illiquidity discount. Such security’s fair valuation could also increase (decrease) based on an increase (decrease) in the implied rating or a decrease (increase) in the yield to maturity on other issues.

(c) The Fund fair values certain securities held at a nominal value to reflect the low probability of receipt of future payments to be received. The Manager monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation.

(d) The Fund fair values certain common stocks received from a restructuring using an enterprise value model which incorporates the Company’s EBITDA and an EBITDA multiple, current cash balance and debt (as disclosed within the Company’s most recent financial statements). The EBITDA multiple is derived based on a discount to the EBITDA multiple of comparable companies to reflect differences in the Company’s operating structure. The Manager periodically reviews the financial statements and monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation. A significant increase (decrease) in the EBITDA multiple will result in a significant increase (decrease) to the fair value of the investment.

(e) The Fund fair values certain common stocks received from a restructuring at the estimated amount of future recovery proceeds. This estimate is based on the market value of the original loan held prior to the restructuring (as determined by a pricing service) less the cash distributions received following restructuring. The Manager monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation. A significant increase (decrease) in the market value of the original loan position will result in a significant increase (decrease) to the fair value of the investment.

37        OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

(f) The Fund fair values certain common stocks received following a merger at the estimated amount of future recovery proceeds from the sale of assets as disclosed within the Company’s financial statements. The Manager monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation. A significant increase (decrease) in the auction proceeds will result in a significant increase (decrease) to the fair value of the investment.

4. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Loans. Under normal market conditions, the Fund will invest at least 80% of its net assets in loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so directly as an original lender or by assignment or indirectly through participation agreements or certain derivative instruments. While many of these loans will be collateralized, the Fund can also invest in uncollateralized loans. Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The loans often pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates although the Fund can also invest in loans with fixed interest rates.

When investing in loans, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender

38        OPPENHEIMER MASTER LOAN FUND, LLC

4. Investments and Risks (Continued)

selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

At period end, securities with an aggregate market value of $1,278,692,370, representing 92.04% of the Fund’s net assets were comprised of loans.

Securities on a When-Issued or Delayed Delivery Basis. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a “when issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. Loans and debt securities are subject to credit risk. Credit risk relates to the ability of the borrower under a loan or issuer of a debt to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers subsequently miss an interest and/or principal payment.

39        OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

4. Investments and Risks (Continued)

Information concerning securities not accruing income at period end is as follows:

Cost	$52,933,903
Market Value	$43,693,910
Market Value as % of Net Assets	3.15%

Shareholder Concentration. At period end, 100% of the shares of the Fund were owned by the Manager, other funds advised or sub-advised by the Manager or an affiliate of the Manager.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

40        OPPENHEIMER MASTER LOAN FUND, LLC

6. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2018		Year Ended September 30, 2017
	Shares	Amount	Shares	Amount

Contributions	1,943,380	$33,023,840	13,281,509	$214,217,992
Withdrawals	(14,718,355)	(247,661,600)	(9,401,916)	(152,387,750)

Net increase (decrease)	(12,774,975)	$ (214,637,760)	3,879,593	$61,830,242

7. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IGMMF, for the reporting period were as follows:

	Purchases	Sales

Investment securities	$495,575,833	$601,337,897

8. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate of 0.30%.

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the investment management fee collected by the Manager from the Fund, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. The Fund pays the Transfer Agent a fee based on annual net assets, which shall be calculated after any applicable fee waivers. Fees incurred and average net assets with respect to these services are detailed in the Statement of Operations and Financial Highlights, respectively.

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Directors’ Compensation. The Fund’s Board of Directors (“Board”) has adopted a compensation deferral plan for Independent Directors that enables Directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the

41        OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

8. Fees and Other Transactions with Affiliates (Continued)

Fund. For purposes of determining the amount owed to the Directors under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Directors. The Fund purchases shares of the funds selected for deferral by the Directors in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of Directors’ fees under the plan will not affect the net assets of the Fund and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Waivers and Reimbursements of Expenses. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IGMMF. During the reporting period, the Manager waived fees and/or reimbursed the Fund $58,805 for IGMMF management fees. This fee waiver and/ or expense reimbursement may not be amended or withdrawn for one year from the date of the Fund’s prospectus, unless approved by the Board.

9. Borrowing and Other Financing

Loan Commitments. Pursuant to the terms of certain credit agreements, the Fund has unfunded loan commitments of $267,000 at period end. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the par value of unfunded loan commitments. At period end, these investments have a market value of $270,338 and have been included as Corporate Loans in the Statement of Investments.

42        OPPENHEIMER MASTER LOAN FUND, LLC

PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES;

UPDATES TO STATEMENT OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Guidelines under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Guidelines is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

43        OPPENHEIMER MASTER LOAN FUND, LLC

OPPENHEIMER MASTER LOAN FUND, LLC

Directors and Officers	Robert J. Malone, Chairman of the Board of Directors and Director
Andrew J. Donohue, Director
Richard F. Grabish, Director
Beverly L. Hamilton, Director
Victoria J. Herget, Director
F. William Marshall, Jr., Director
Karen L. Stuckey, Director
James D. Vaughn, Director
Arthur P. Steinmetz, Director, President and Principal Executive Officer
David Lukkes, Vice President
Joseph Welsh, Vice President
Cynthia Lo Bessette, Secretary and Chief Legal Officer
Jennifer Foxson, Vice President and Chief Business Officer
Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money
Laundering Officer
Brian S. Petersen, Treasurer and Principal Financial & Accounting Officer

Manager	OFI Global Asset Management, Inc.

Sub-Adviser	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder	OFI Global Asset Management, Inc.
Servicing Agent

Sub-Transfer Agent	Shareholder Services, Inc.
DBA OppenheimerFunds Services

Independent Registered	KPMG LLP
Public Accounting Firm

Legal Counsel	Ropes & Gray LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

© 2018 OppenheimerFunds, Inc. All rights reserved.

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Visit us at oppenheimerfunds.com for 24-hr access to account information and transactions or call us at 800.CALL OPP (800.225.5677) for 24-hr automated information and automated transactions. Representatives also available Mon–Fri 8am-8pm ET.

Visit Us oppenheimerfunds.com Call Us 800 225 5677 Follow Us

Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc.

225 Liberty Street, New York, NY 10281-1008

© 2018 OppenheimerFunds Distributor, Inc. All rights reserved.

RS1241.001.0318 May 25, 2018

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

None

Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 3/31/2018, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)        (1) Exhibit attached hereto.

(2) Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Master Loan Fund, LLC

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	5/18/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	5/18/2018
By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	5/18/2018